Description of Organization and Business Operations - Additional information (Detail)					12 Months Ended
	Feb. 08, 2022 shares	Jan. 31, 2022 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) $ / shares shares	Feb. 13, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Organization Business And Basis Of Presentation [Line Items]
Common stock price, per share | $ / shares					$ 10.00
Proceeds from issuance initial public offering				$ 276,000,000	$ 276,000,000	$ 276,000,000
Incurring offering cost				15,700,000
Payment of underwriting discount				$ 9,660,000	5,520,000
Cash					31,344	981,606
Operating amount out of Trust account enough to operate for at least 12 months					31,344	981,606
Due to related parties					$ 1,659,679	$ 55,931
PIPE Investment [Member] | PIPE Subscription Agreement [Member] | Quanergy PubCo common stock [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share | shares			4,000,000
Shares issued price per share | $ / shares			$ 10.00
Proceeds from issuance of common stock			$ 40,000,000
Quanergy Systems, Inc [Member] | Merger Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Business combination, net tangible assets required to proceed			$ 5,000,001
Business acquisition equity interest issued or iisuable,number of shares issued | shares			970,000,000
Share price | $ / shares			$ 10.00
Business Combination [Member]
Organization Business And Basis Of Presentation [Line Items]
Percentage of voting interests acquired					50.00%
Founder Shares [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceed from issuance of shares					$ 25,000
Number of shares issued | shares					300,000
Minimum [Member] | Quanergy Systems, Inc [Member] | PIPE Investment [Member] | Merger Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Threshold proceeds net of redemptions for effecting a merger			$ 175,000,000
Class A Common Stock
Organization Business And Basis Of Presentation [Line Items]
Common stock par value | $ / shares					$ 0.0001	$ 0.0001
Class A Common Stock | Quanergy Systems, Inc [Member] | Merger Agreement [Member] | Subsequent Event [Member]
Organization Business And Basis Of Presentation [Line Items]
Number Shareholders of the Company | shares	600,000	26,867,796
Percentage of the shares with redemption rights	0.022	0.973
Right exercised to redeem shares for cash at redemption price per share | $ / shares		$ 10.07
Right exercised to redeem shares for cash at redemption		$ 270,503,771
Number of Redemption Right Shares Reversed | shares	6,040,773
PIPE Shares [Member] | Subscription Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Number of shares subscribed to purchase | shares					3,650,000
Per share price of subscribed shares | $ / shares					$ 10.00
Value of subscribed shares					$ 36,500,000
IPO [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share | shares				27,600,000
Common stock price, per share | $ / shares				$ 10.00
Proceeds from issuance initial public offering					$ 276,000,000
IPO [Member] | Over-Allotment Option [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share | shares				3,600,000
IPO [Member] | Class A Common Stock
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share | shares				3,600,000	27,600,000
IPO [Member] | Class A Common Stock | Merger Agreement [Member] | Subsequent Event [Member]
Organization Business And Basis Of Presentation [Line Items]
Number Shareholders of the Company | shares	600,000	26,867,796
Percentage of the shares with redemption rights	0.022	0.973
Right exercised to redeem shares for cash at redemption price per share | $ / shares		$ 10.07
Right exercised to redeem shares for cash at redemption		$ 270,503,771
Number of Redemption Right Shares Reversed | shares	6,040,773
Private Placement [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering				$ 7,520,000